As filed with the Securities and Exchange Commission on March 23, 2006

                                                             File No. 333-130393

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         / /

                           Pre-Effective Amendment No.                       / /

                         Post-Effective Amendment No. 2                      /X/

                           SENTINEL GROUP FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

            National Life Drive                                     05604
            Montpelier, Vermont                                   (Zip Code)
(Address of Principal Executive Offices)

                                 (802) 229-3900
              (Registrant's Telephone Number, including Area Code)

                              ---------------------

          Kerry A. Jung, Esq.                                   Copy to:
     c/o Sentinel Advisors Company                      John A. MacKinnon, Esq.
          National Life Drive                              Sidley Austin LLP
       Montpelier, Vermont 05604                           787 Seventh Avenue
(Name and Address of Agent for Service)                 New York, New York 10019

                              ---------------------

Title of securities being registered: Common Stock, par value $.01 per share

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-00214).

                                     Part C

Item 15. Indemnification

      See paragraphs 3, 4, 5 and 6 of Article SEVENTH of the Amended and Restated Articles of Amendment of the Registrant, incorporated by reference to Exhibit 1(a) to this Registration Statement.

      The existing Advisory Agreements (Exhibit 4 hereof) provides that in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with rendering services thereunder or for any losses that may be sustained in the purchase, holding or selling of any security.

      In addition, the Registrant maintains a directors and officers liability insurance policy with maximum coverage of $15 million under which the directors and officers of the Registrant are named insureds.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than for expenses paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless the matter has been settled by controlling precedent in the opinion of its counsel, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

      1. (a) Amended and Restated Articles of Incorporation of the
      Registrant.(3)
      1. (b) Articles of Amendment reclassifying capital stock as Class A shares.(1)
      1. (c) Articles Supplementary creating Class B shares of capital stock.(1)
      1. (d) Articles of Amendment relating to name change of Sentinel Short Maturity Government Fund.(2)
      1. (e) Articles of Amendment relating to name change of Sentinel Small Company Fund.(2)
      1. (f) Articles of Amendment relating to name change of Sentinel Emerging Growth Fund.(3)
      1. (g) Articles Supplementary creating Class C shares of capital stock.(1)
      1. (h) Articles Supplementary creating Class D shares of Sentinel Balanced Fund.(6)
      1. (i) Articles of Amendment relating to name change of Sentinel Mid Cap Growth.(4)
      1. (j) Articles Supplementary creating Class A shares and Class B shares of Sentinel Growth Index Fund.(5)
      1. (k) Form of Articles Supplementary creating Class A shares, Class B shares and Class C shares of Sentinel Flex Cap Opportunity Fund.(7)
      1. (l) Form of Articles Supplementary creating Class C shares of capital stock of Sentinel Mid Cap Growth Fund and Sentinel Growth Index Fund.(8)
      1. (m) Form of Articles Supplementary creating Class C of Sentinel Small Company Fund.(9)
      1. (n) Articles Supplementary increasing the number of shares classified as Class A shares of Sentinel Small Company Fund.(10)
      1. (o) Articles of Amendment relating to name change of Sentinel International Equity Fund.(10)
      1. (p) Articles Supplementary increasing the number of shares classified as Class A shares of Sentinel Short Maturity Government Fund.(10)
      1. (q) Articles Supplementary creating Class A shares, Class B shares and Class C shares of Sentinel Capital Markets Income Fund.(10)

      1. (r) Articles Supplementary increasing the number of shares classified as Class A shares of Small Company Fund and Sentinel Short Maturity Government Fund.(11)
      1. (s) Articles Supplementary increasing the number of shares classified as Class A shares of Small Company Fund and Sentinel Short Maturity Government Fund.(11)
      1. (t) Articles Supplementary decreasing the number of Class A Sentinel U.S. Treasury Money Market Fund shares and increasing the number of shares classified as Class A and Class C shares of Sentinel Small Company Fund, as well as increasing the number of shares classified as Class A, Class B and Class C shares of Mid Cap Growth Fund.(11)
      1. (u) Articles Supplementary creating Class A shares, Class B shares and Class C shares of Sentinel Mid Cap Core Fund.(11)
      1. (v) Articles of Amendment relating to name change of Sentinel Mid Cap Core Fund.(11)
      1. (w) Form of Articles Supplementary creating Class S shares of Sentinel Short Maturity Government Fund.(12)
      1. (x) Articles of Amendment (name change of Sentinel Flex Cap Opportunity Fund to Sentinel Capital Opportunity Fund) (13)
      1. (y) Articles Supplementary (increasing number of shares) (13)
      1. (z) Articles of Amendment (amending the Charter by canceling and reclassifying shares of the Sentinel Bond Fund, Sentinel Core Mid Cap fund and Sentinel Growth Index Fund) (13)
      1.(aa) Articles of Correction (16)
      1 (bb) Articles Supplementary (increasing HY Bond Fund Class A shares and deleting Tax-Free Income Class B shares) (16)
      1 (cc) Articles Supplementary (adding Growth Leaders Fund) (16)
      1 (dd) Articles Supplementary (adding Capital Growth Fund) (16)
      2. Amended and Restated By-Laws of the Registrant(15)
      3. Inapplicable
      4. Plan of Reorganization dated December 12, 2005 (17)
      5. (a) New form of Share Certificate (15)
      6. (a) Investment Advisory Agreement between the Registrant and Sentinel Advisors Company (the "Advisor"), dated as of March 1, 1993, as amended December 19, 2005 (14)
      6. (b) Form of Amendment to Investment Advisory Agreement between Registrant and Advisor (Capital Growth Fund and Growth Leaders Fund (17)
      7. (a) Distribution Agreement between the Registrant and Sentinel Financial Services Company ("SFSC"), dated as of March 1, 1993.(8)
      7. (b) Form of Dealer Agreement.(14)
      8. None.
      9. Custody agreement with State Street Bank and Trust Company (13)
      10. (a) Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.(13)
      10. (b) Class C Distribution Plan pursuant to rule 12b01 under the 1940 Act (8)
      10. (c) Amended Plan pursuant to Rule 18f-3 under the 1940 Act. (17)
      11. Opinion and Consent of Counsel (17)
      12. (a) Opinion and Consent of Counsel on Tax Matters (Sentinel Growth Leaders Fund)
      12. (b) Opinion and Consent of Counsel on Tax Matters (Sentinel Capital Growth Fund)
      13. (a) Fund Services Agreement with Sentinel Administrative Services Company (8)
      13. (b) Fee Agreement (17)
      14. Consent of Independent Registered Public Accounting Firm (17)
      15. Inapplicable
      16. Power of Attorney (13)

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*To be filed by post-effective amendment.

(1) Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A filed on January 12, 1998.
(2) Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on March 28, 1997.
(3) Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on March 29, 1996.
(4) Incorporated by reference to Post-Effective Amendment 86 to the Registration Statement on Form N-1A filed on March 31, 1999.
(5) Incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A filed on June 30, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A filed on October 28, 1998.
(7) Incorporated by reference to Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A filed on December 16, 1999.
(8) Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A filed on March 30, 2000.
(9) Incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A filed on March 29, 2002.
(10) Incorporated by reference to Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on December 24, 2002.
(11) Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A filed on March 29, 2004.
(12) Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A file on December 30, 2004.
(13) Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A on September 29, 2005.
(14) Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A on December 19, 2005.
(15) Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A on December 23, 2005
(16) Incorporated by reference to Post Effective Amendment No. 107 to the Registration Statement on Form N-1A on March 17, 2006.
(17) Incorporated by reference to Post Effective Amendment No. 1 to the N-14 filed on January 23, 2006.

Item 17. Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montpelier and State of Vermont, as of the 23rd day of March, 2006.

                                         SENTINEL GROUP FUNDS, INC.
                                         (Registrant)


                                         By: /s/ Christian W. Thwaites
                                             -------------------------------
                                         Christian W. Thwaites
                                         President & CEO

      As required by the Securities Act, this Registration Statement has been signed by the following persons in the capacities on the date indicated.

Signature                     Title                              Date
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/s/ Christian W. Thwaites
---------------------------
Christian W. Thwaites         President (Chief Executive         March 23, 2006
                              Officer)


/s/ Thomas P. Malone
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Thomas P. Malone              Vice President and Treasurer       March 23, 2006
                              (Principal Financial and
                              Accounting Officer)


/s/ Thomas H. MacLeay
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Thomas H. MacLeay             Chairman                           March 23, 2006


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John D. Feerick*              Director                           March 23, 2006


---------------------------
Richard I. Johannesen, Jr.*   Director                           March 23, 2006


---------------------------
Keniston P. Merrill*          Director                           March 23, 2006


---------------------------
Deborah G. Miller*            Director                           March 23, 2006


---------------------------
John Raisian*                 Director                           March 23, 2006


---------------------------
Nancy L. Rose*                Director                           March 23, 2006


---------------------------
Richard H. Showalter, Jr.*    Director                           March 23, 2006


---------------------------
Susan M. Sterne*              Director                           March 23, 2006


---------------------------
Angela E. Vallot*             Director                           March 23, 2006

* Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 103 to this Registration Statement.


                                                         /s/ Kerry A. Jung
                                                         -----------------
                                                         Kerry A. Jung

                                  Exhibit Index

Exhibit Number    Exhibit
--------------    -------

12.(a) Opinion and Consent of Counsel on Tax Matters (Sentinel Growth Leaders Fund)

12.(b) Opinion and Consent of Counsel on Tax Matters (Sentinel Capital Growth Fund)